Revisions of Previously Issued Financial Statements (Details) - Schedule of Previously Issued Financial Statements - USD ($)	Jun. 30, 2024	Jan. 01, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets	$ 1,193,458		$ 1,846,641
Total liabilities	10,461,716		10,680,204
Common shares	808,555		668,555
Treasury shares
Additional paid-in capital			61,029,437
Accumulated deficit	(72,409,318)		(70,373,484)
Accumulated other comprehensive loss	4,207		(158,071)
Total shareholders’ equity	(9,268,258)	$ (8,833,563)	(8,833,563)	$ (4,286,817)	$ 3,280,839
Total liabilities and shareholders’ equity	$ 1,193,458		1,846,641
As Previously Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets			1,846,641
Total liabilities			10,680,204
Common shares			733,413
Treasury shares			(64,858)
Additional paid-in capital			61,029,437
Accumulated deficit			(70,373,484)
Accumulated other comprehensive loss			(158,071)
Total shareholders’ equity		(8,833,563)	(8,833,563)	(4,286,817)
Total liabilities and shareholders’ equity			1,846,641
Adjustment [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets
Total liabilities
Common shares			(64,858)
Treasury shares			64,858
Additional paid-in capital
Accumulated deficit
Accumulated other comprehensive loss
Total shareholders’ equity
Total liabilities and shareholders’ equity